Investment in associates	12 Months Ended
Dec. 31, 2021
Investment in associates
Investment in associates
20.	Investment in associates

The Group had a single associate: JSC Tochka.

QIWI Group assessed its share in the entity at 45% according to its share in dividends and potential capital gains. The Group’s interest in JSC Tochka was accounted for using the equity method until the reclassification to assets held for sale in June 2021 for further sale (Note 6).

The following table illustrates summarized financial information of the Group’s investment in JSC Tochka associate:

As of
December 31,
2020
Associates’ statement of financial position:
Non-current assets	1,437
Current assets	3,729
including cash and cash equivalents	2,631
Non-current financial liabilities	(263)
Current liabilities	(1,270)
including financial liabilities	(959)
Net assets	3,633
Carrying amount of investment in associates (45%) of net assets	1,635

Associate’ revenue and net income for the years ended December 31 was as follows:

	2019	2020	2021
Revenue	5,534	7,697	4,296
Cost of revenues	(289)	(453)	(333)
Other income and expenses, net	(4,565)	(5,752)	(3,264)
including personnel expenses	(2,147)	(2,965)	(1,853)
including depreciation and amortization	(129)	(297)	(168)
Total net profit/(loss)	680	1,492	699
Group’s share (45%) of total net profit/(loss)	306	672	314